Capital Leases (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Capital Leased Assets [Line Items]
Aggregate cost	$ 2,293	¥ 188,000	¥ 238,000
Accumulated amortization	$ 1,939	¥ 159,000	¥ 187,000